Other revenues (Tables)	6 Months Ended
Jun. 30, 2016
Other revenues
in	6M16	6M15
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	0	(17)
Loans held-for-sale	(57)	(27)
Long-lived assets held-for-sale	24	2
Equity method investments	69	93
Other investments	11	20
Other	438	425
Other revenues	485	496